Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments		$ 1,227	$ (851)
Cash Payment Of Fair Value Remeasurement		604	1,312
Interest Rate Swap	$ 597
Gain (loss) on derivative instruments		$ 623	$ (2,163)